Employee Benefit Plans (SERP Narrative) (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2017 USD ($) payment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation		$ 1,187	$ 1,023	$ 923
President and CEO | SERP
Defined Benefit Plan Disclosure [Line Items]
Percent of average executive base salary	40.00%
Payment term after separation	36 months
Percent of average executive base salary, adjustment thereafter	2.00%
Number of annual payments after separation | payment	15
Benefit obligation	$ 3,400
Assumptions used calculating benefit obligation, discount rate	4.00%
Annual vesting percentage	3.00%
Award vesting rights, percentage	100.00%